INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventory, Net [Abstract]
Schedule of Inventories
	December 31,
	2024	2023

Raw materials	4,141	3,064
Work-in-progress	4,467	2,537
Finished goods	880	534

	9,488	6,135